Creditors: amounts falling due within one year (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Summary of creditors current

	30 Sep 22	31 Dec 21
	£	£
Subordinated shareholder loan	39,767,149	—
Bank loans and overdrafts	10,373,499	10,323,187
Deferred consideration payable on acquisition	—	179,122
Trade creditors	4,380,595	2,175,401
Amounts owed to undertakings in which the company has a participating interest	827,158	749,005
Accruals and deferred income	19,579,527	23,950,275
Corporation tax	1,597,124	452,484
Social security and other taxes	2,578,099	1,001,918
Liability for cash-settled share-based payments	10,761,130	—
Obligations under finance leases and hire purchase contracts	—	127,174
Other creditors	1,814,169	1,945,286

	91,678,450	40,903,852

	2021	2020
	£	£
Bank loans and overdrafts	10,323,187	68,394
Deferred consideration payable on acquisition	179,122	877,492
Trade creditors	2,175,401	1,827,030
Amounts owed to the Group’s associates and joint ventures	749,005	219,998
Accruals and deferred income	23,950,275	9,598,521
Corporation tax	452,484	811,054
Social security and other taxes	1,001,918	1,705,021
Obligations under finance leases and hire purchase contracts	127,174	240,336
Other creditors	1,945,286	1,319,322

	40,903,852	16,667,168